Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Estimated Useful Life of Property, Plant and Equipment

The depreciation of other assets that do not qualify as “Major equipment” is calculated under the straight-line method to allocate their cost less their residual values over their estimated useful lives, as follows:

Years
Buildings and facilities	Between 3 and 33
Machinery and equipment	Between 4 and 10
Vehicles	Between 2 and 10
Furniture and fixtures	Between 2 and 10
Other equipment	Between 2 and 10

Summary of Restatement of Statement of Income
	2017 Audited		Restatement GMD (i)		2017 Restated
Revenues		6,080,142		—		6,080,142
Operating costs		(5,407,355)		—		(5,407,355)

Gross profit (loss)		672,787		—		672,787

Administrative expenses		(429,181)		—		(429,181)
Other (expenses) income, net		(20,545)		—		(20,545)
Gain (loss) from the sale of investments		274,363		(218,264)		56,099

Operating profit (loss)		497,424		(218,264)		279,160

Financial expenses		(185,445)		—		(185,445)
Financial income		15,407		—		15,407

Share of the profit or loss in associates and joint ventures		1,327		—		1,327

Profit (loss) before income tax		328,713		(218,264)		110,449
Income tax		(123,037)		63,940		(59,097)

Profit (loss) from continuing operations		205,676		(154,324)		51,352

Profit from discontinued operations		3,562		154,324		157,886

Profit of the year		209,238				209,238

Earnings per share attributable to owners of the Company during the year		0.225				0.225

Loss per share from continuing operations attributable to owners of the Company during the year		0.220				(0.014)

(i)	In application of IAS 8 paragraph 42, line items affected of the Statement of Income are disclosed.